Share capital (Tables)	12 Months Ended
Sep. 30, 2023
Share capital
Summary of Share capital

	Number of ordinary	Share capital
	shares	$
Inception, April 26, 2021 – par value $1	1	1
Treasury shares	(1)	(1)
Shares issued in merger with Centricus	12,973,430	1,297
Shares issued in exchange for Arqit Limited shares	90,000,000	9,000
Shares issued to PIPE investors	7,100,000	710
September 30, 2021 – par value $0.0001	110,073,430	11,007

Warrants exercised	1,852,736	185
Shares issued in exchange for Arqit Limited shares	10,000,000	1,000
September 30, 2022 – par value $0.0001	121,926,166	12,192

Warrants exercised	—	—
Shares issued	41,628,103	4,163
September 30, 2023 – par value $0.0001	163,554,269	16,355